Risk Management Activities - Maturity Analysis of Financial Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 599	$ 413
Borrowings	3,361	3,212
Exchangeable securities	730	326
Dividends payable	59	$ 37
Liabilities	6,051
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities	885
Lease commitments for short-term leases for which recognition exemption has been used	13
2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities	750
2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities	331
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities	162
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities	901
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities	3,022
Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	599
Borrowings	3,264
Exchangeable securities	750
Derivative financial assets	(12)
Lease liabilities	134
Interest expense on borrowings	1,565
Dividends payable	59
Gross carrying amount | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	210
Gross carrying amount | Commodity risk management
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(542)
Gross carrying amount | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	599
Borrowings	96
Exchangeable securities	0
Derivative financial assets	(14)
Lease liabilities	(5)
Interest expense on borrowings	161
Dividends payable	59
Gross carrying amount | Within one year | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	53
Gross carrying amount | Within one year | Commodity risk management
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(92)
Gross carrying amount | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	626
Exchangeable securities	0
Derivative financial assets	0
Lease liabilities	6
Interest expense on borrowings	153
Dividends payable	0
Gross carrying amount | 2022 | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	52
Gross carrying amount | 2022 | Commodity risk management
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(87)
Gross carrying amount | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	277
Exchangeable securities	0
Derivative financial assets	(1)
Lease liabilities	5
Interest expense on borrowings	126
Dividends payable	0
Gross carrying amount | 2023 | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	53
Gross carrying amount | 2023 | Commodity risk management
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(131)
Gross carrying amount | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	119
Exchangeable securities	0
Derivative financial liabilities	(2)
Lease liabilities	5
Interest expense on borrowings	119
Dividends payable	0
Gross carrying amount | 2024 | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	52
Gross carrying amount | 2024 | Commodity risk management
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(131)
Gross carrying amount | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	136
Exchangeable securities	750
Derivative financial assets	0
Lease liabilities	5
Interest expense on borrowings	113
Dividends payable	0
Gross carrying amount | 2025 | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	0
Gross carrying amount | 2025 | Commodity risk management
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(103)
Gross carrying amount | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	2,010
Exchangeable securities	0
Derivative financial liabilities	(1)
Lease liabilities	118
Interest expense on borrowings	893
Dividends payable	0
Gross carrying amount | More than five years | 7% Unsecured Subordinated Debentures Due May 1, 2039
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	0
Gross carrying amount | More than five years | Commodity risk management
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	$ (2)